Acquisitions - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions						3 Months Ended	12 Months Ended
	Nov. 15, 2023	Oct. 06, 2023	Apr. 28, 2023	Feb. 14, 2023	Apr. 18, 2022	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2021
Business Acquisition [Line Items]
Deferred business combination payments made							$ 4.0	$ 145.0
Technology [Member]
Business Acquisition [Line Items]
Weighted average amortization period of intangible assets					10 years		15 years
Customer Relationships [Member]
Business Acquisition [Line Items]
Weighted average amortization period of intangible assets					4 years		8 years
Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Weighted average amortization period of intangible assets							13 years
Sternal closure company [Member]
Business Acquisition [Line Items]
Acquisition date					Apr. 18, 2022
Cash payments to acquire businesses					$ 100.0
Deferred business combination payments made							$ 4.0
Deferred business combination payments					$ 11.0
Deferred payments timeframe					2 years
Embody, Inc.
Business Acquisition [Line Items]
Acquisition date							Feb. 14, 2023
Cash payments to acquire businesses				$ 19.5
Total consideration transferred at the acquisition dates				154.5
Contingent consideration				$ 94.0
Embody, Inc. | Common Stock [Member]
Business Acquisition [Line Items]
Issuance of common stock for acquisition				1.1
Issuance of common stock for acquisition, valued				$ 135.0
Fair value of common stock at the acquisition date				$ 127.34
Business combination, shares of common stock repurchased						1.9
Embody, Inc. | Common Stock [Member] | Maximum
Business Acquisition [Line Items]
Contingent consideration				$ 120.0
Embody, Inc. | In-process Research and Development (IPR&D) [Member]
Business Acquisition [Line Items]
IPR&D							$ 36.3
April Acquisition [Member]
Business Acquisition [Line Items]
Acquisition date							Apr. 28, 2023
Cash payments to acquire businesses			$ 15.0
April Acquisition [Member] | Maximum
Business Acquisition [Line Items]
Contingent consideration			$ 8.0
October Acquisition [Member]
Business Acquisition [Line Items]
Acquisition date							Oct. 06, 2023
Cash payments to acquire businesses		$ 42.2
Contingent consideration		21.5
October Acquisition [Member] | Maximum
Business Acquisition [Line Items]
Contingent consideration		$ 33.0
November Acquisition [Member]
Business Acquisition [Line Items]
Acquisition date							Nov. 15, 2023
Cash payments to acquire businesses	$ 60.7
Contingent consideration	15.0
November Acquisition [Member] | Maximum
Business Acquisition [Line Items]
Contingent consideration	$ 20.0